Equity (Details)		Oct. 18, 2022 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 01, 2021 HKD ($) $ / shares
Equity [Line Items]
Ordinary shares	[1]		800,000,000	800,000,000
Par value (in Dollars per share) | (per share)	[1]		$ 0.0000625	$ 0.0000625
Share split		16,000-for-1
Common stock shares issued	[1]		16,000,000	16,000,000
Common stock shares outstanding	[1]		16,000,000	16,000,000
Dividend per share (in Dollars per share) | $ / shares					$ 0.09375
Dividend payable (in Dollars) | $					$ 1,500,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares		800,000,000	50,000
Par value (in Dollars per share) | $ / shares		$ 0.0000625	$ 1
Split from ordinary shares		50,000
Price per share (in Dollars per share) | $ / shares		$ 1

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.